CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Affiliate	$ 175,448	$ 142,102	$ 59,403
Sales Revenue, Goods, Net	11,887	0	0
Total revenue	187,335	142,102	59,403
Costs and expenses:
Operating and maintenance expenses	44,563	25,661	29,076
General and administrative expenses	16,967	13,898	8,209
Depreciation and amortization	14,983	7,684	4,708
Total costs and expenses	76,513	47,243	41,993
Income from operations	110,822	94,859	17,410
Other expense:
Interest expense, net	(28,755)	(19,939)	(2,307)
Amortization of loan fees	(1,678)	(1,315)	(365)
Net income	80,389	73,605	14,738
Less: Net (loss) income attributable to Predecessor	(6,250)	(243)	(15,226)
Less: Net income attributable to noncontrolling interest	5,679	0	0
Net income attributable to PBF Logistics LP unitholders	$ 80,960	$ 73,848	$ 29,964
Common Units [Member]
Net income per limited partner unit:
Common - basic (in dollars per share)	$ 2.01	$ 2.18	$ 0.94
Common - diluted (in dollars per share)	$ 2.01	$ 2.18	$ 0.94
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Common - basic (in shares)	22,288,118	17,956,152	16,167,802
Common - diluted (in shares)	22,338,784	17,956,152	16,169,827
Subordinated Units [Member]
Net income per limited partner unit:
Subordinated - basic and diluted (In dollars per share)	$ 2.01	$ 2.18	$ 0.93
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Subordinated - basic and diluted (in shares)	15,886,553	15,886,553	15,886,553